Common and preferred share capital (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Outstanding Shares and Dividends Paid

The following table presents the outstanding number of shares and dividends paid:

Outstanding shares and dividends paid

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2018				2017				2016
	Shares outstanding		Dividends paid		Shares outstanding		Dividends paid		Shares outstanding		Dividends paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	442,823,361	$13,242	$2,356	$5.32	439,329,713	$12,550	$2,121	$5.08	397,055,398	$8,025	$1,879	$4.75
Class A Preferred Shares
Series 39	16,000,000	400	16	0.98	16,000,000	400	16	0.98	16,000,000	400	16	0.98
Series 41	12,000,000	300	11	0.94	12,000,000	300	11	0.94	12,000,000	300	11	0.94
Series 43	12,000,000	300	11	0.90	12,000,000	300	11	0.90	12,000,000	300	11	0.90
Series 45	32,000,000	800	35	1.10	32,000,000	800	14	0.46	–	–	–	–
Series 47	18,000,000	450	16	0.88	–	–	–	–	–	–	–	–
		$2,250	$89			$1,800	$52			$1,000	$38
Treasury shares – common shares	3,019	$1			(16,410)	$(2)			14,882	$1
Treasury shares – preferred shares	–	–			(116,671)	(3)			–	–

Schedule of Common Shares Issued

Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2018			2017		2016
	Number of shares	Amount	Number of shares		Amount	Number of shares	Amount
Balance at beginning of year	439,313,303	$12,548	397,070,280		$8,026	397,291,068	$7,813
Issuance pursuant to:
Acquisition of The PrivateBank	1,689,450	194	32,137,402		3,443	–	–
Acquisition of Geneva Advisors	–	–	1,204,344		126	–	–
Acquisition of Wellington Financial	378,848	47	–		–	–	–
Equity-settled share-based compensation plans	999,675	95	990,934		91	815,767	72
Shareholder investment plan (1)	2,880,782	337	6,870,584		749	1,662,972	164
Employee share purchase plan (2)	1,044,893	123	1,071,051		117	373,382	37
	446,306,951	$13,344	439,344,595		$12,552	400,143,189	$8,086
Purchase of common shares for cancellation	(3,500,000)	(104)	–		–	(3,081,300)	(61)
Treasury shares	19,429	3	(31,292)		(4)	8,391	1
Balance at end of year (3)	442,826,380	$13,243	439,313,303	(4)	$12,548	397,070,280	$8,026

(1)

Commencing on October 28, 2016, CIBC has met the requirements for additional common shares for the Shareholder Investment Plan (the Plan) by issuing shares from Treasury. The participants in the Dividend Reinvestment Option and the Stock Dividend Option of the Plan received a 2% discount to average market price on dividends reinvested in additional common shares. Effective with the dividends paid on April 27, 2018, the discount was removed. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Commencing June 29, 2016, employee contributions to our Canadian ESPP have been used to purchase common shares from Treasury.
(3)	Excludes 60,764 restricted shares as at October 31, 2018 (2017: 190,285; 2016: nil).
(4)

Excludes 2,010,890 common shares which were issued and outstanding but which had not been acquired by a third party as at October 31, 2017. These shares were issued as a component of our acquisition of The PrivateBank.

Schedule of Common Shares Purchased and Cancelled under Previously Expired NCIB

The following table shows common shares purchased and cancelled under previously expired NCIBs.

$ millions, except number of shares, as at or for the year ended October 31		2018		2017		2016
TSX approval date	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
September 16, 2015 (1)	–	$–	–	$–	3,081,300	$270
March 10, 2017 (2)	–	–	–	–	–	–
	–	$–	–	$–	3,081,300	$270

(1)

Common shares were repurchased at an average price of $87.83 under this NCIB, including 1,400,000 common shares purchased and cancelled under a private agreement at an average price of $86.94 for a total amount of $122 million on January 8, 2016.

(2)	No common shares were repurchased under this NCIB.

Schedule of Terms of Class A Preferred Shares

Terms of Class A Preferred Shares

Outstanding as at October 31, 2018	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 39	$0.243750	July 31, 2019	$25.00
Series 41	$0.234375	January 31, 2020	$25.00
Series 43	$0.225000	July 31, 2020	$25.00
Series 45	$0.275000	July 31, 2022	$25.00
Series 47	$0.281250	January 31, 2023	$25.00

(1)	Quarterly dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Regulatory Capital and Ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at October 31		2018	2017
All-in basis
CET1 capital		$24,641	$21,618
Tier 1 capital	C	27,908	24,682
Total capital		32,230	28,129
CET1 capital RWA (1)		216,144	203,321
Tier 1 capital RWA (1)		216,303	203,321
Total capital RWA (1)		216,462	203,321
CET1 ratio		11.4%	10.6%
Tier 1 capital ratio		12.9%	12.1%
Total capital ratio		14.9%	13.8%
Leverage ratio exposure	D	$653,946	$610,353
Leverage ratio	C/D	4.3%	4.0%

(1)

Before any capital floor requirement as applicable, there are three different levels of risk-weighted assets (RWAs) for the calculation of the CET1, Tier 1, and Total capital ratios arising from the option CIBC has chosen for the phase-in of the CVA capital charge. Since the introduction of Basel II in 2008, OSFI has prescribed a capital floor requirement for institutions that use the AIRB approach for credit risk. Effective in the second quarter of 2018, the capital floor is determined by comparing a capital requirement calculated by reference to the Basel II standardized approach against the Basel III calculation, as specified by OSFI. Any shortfall in the Basel III capital requirement compared with the floor factor applied to the capital requirements under the Basel II standardized approach is added to RWAs (75% is the floor factor in the fourth quarter of 2018). Prior to the second quarter of 2018, the capital floor for banks using the AIRB approach for credit risk was determined by reference to the Basel I instead of the Basel II standardized approach calculation. All-in RWAs as at October 31, 2017 included a capital floor adjustment under this methodology.